                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04020

Morgan Stanley California Tax-Free Income Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley California Tax-Free Income Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended June 30, 2004

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

                                                        LEHMAN       LIPPER CA
                                                      BROTHERS       MUNICIPAL
                                                     MUNICIPAL      DEBT FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     BOND INDEX(1)        INDEX(2)
  -0.80%      -0.83%      -1.07%      -0.71%            -0.68%          -0.78%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

MARKET CONDITIONS

During the first six months of 2004, an array of positive indicators confirmed the strength of the U.S. economic recovery. Not only was solid growth recorded but the long-awaited improvement in employment became apparent. Unfortunately, the strengthening economy also brought the specter of higher inflation. While a year ago the Federal Reserve was actively prepared to fight price deflation, by early this spring it had begun to signal a change in policy. The fixed-income markets reacted to these events by sending interest rates higher. Finally, on June 30, 2004, the Federal Reserve Board ended the easiest monetary policy in decades by raising its short-term borrowing rate for the first time in four years.

The changing outlook also affected the municipal market. By the end of June, yields on intermediate and long-term tax-exempt bonds had increased to their highest levels in nearly a year. Bond prices, which move in the opposite direction of interest rates, fell accordingly. Rising interest rates have historically resulted in reduced issuance of municipal securities. In keeping with this pattern, the year-to-date volume of $188 billion was 9 percent below last year's record level. Much of the decline can be attributed to June, when issuance fell 29 percent. Of the major states, only California had an increase in volume.

On the demand side, higher yields attracted retail investors who began to reinvest upcoming coupon payments and maturities. The ratio of municipal yields to Treasury yields -- a gauge of the relative performance of the two markets -- also remained stable. The ratio of 30-year insured municipals to Treasuries averaged 96 percent for the quarter, and the 10-year ratio averaged 89 percent of Treasuries. This relationship continued to attract buying activity by nontraditional investors including hedge funds and arbitrage accounts.

The California municipal market entered the period in the doldrums, with the state's general debt carrying the lowest investment-grade rating of any state from Moody's and Standard & Poor's. The market took a turn for the better with the widely publicized election of Arnold Schwarzenegger as governor, then improved further as the new governor successfully implemented new policy initiatives aimed at easing the state's fiscal woes. Key among these measures was a $7.9 billion economic recovery package, part of a total of $11 billion in deficit financing intended to raise further capital to cover the state's budget shortfalls. Yield spreads between California and national issues declined measurably for all maturities.

PERFORMANCE ANALYSIS

Morgan Stanley California Tax-Free Income Fund underperformed the Lehman Brothers Municipal Bond Index, and its Class A, B and C shares underperformed the Lipper California Municipal Debt Funds Index for the six-month period ending June 30, 2004. However, the Fund's Class D shares did slightly outperform the Lipper Index. In the rising-interest-rate environment, the Fund benefited by maintaining a shorter than benchmark portfolio duration* to reduce volatility. In part, the lower duration reflected a mix of holdings that included higher-coupon bonds priced to various call dates. These bonds are generally considered defensive in nature. New purchases were focused in the 15- to 20-year range. In keeping with our long-term strategy, we managed the Fund with a bias toward high-quality investments. As indicated, nearly 75 percent of the bonds in the portfolio at the close of the review period were rated either AA or AAA. The Fund was well diversified, with 63 individual credits in 14 municipal sectors.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

   TOP FIVE SECTORS
   Water & Sewer                                       18.0%
   Transportation                                      17.4
   General Obligation                                  14.8
   Refunded                                             9.1
   Electric                                             7.9

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                             72.5%
   Aa/AA                                                4.0
   A/A                                                 14.2
   Baa/BBB                                              7.6
   Ba/BB or Less                                        1.7

Data as of June 30, 2004. Subject to change daily. All percentages for Top Five Sectors are as a percentage of net assets and all percentages for Long-Term Credit Analysis are as a percentage of total long-term investments. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

The fund will normally invest at least 80% of its net assets in securities that pay interest exempt from federal and California state income taxes. The fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., generally invests the fund's assets in investment grade, California municipal obligations. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments or their respective agencies.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of June 30, 2004


WEIGHTED AVERAGE MATURITY: 15 YEARS

1-5                                                                               12
5-10                                                                               7
10-20                                                                             63
20-30                                                                             16
30+ Years                                                                          2

Portfolio structure is subject to change.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of June 30, 2004


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS

2004(a)                                                                            8
2005                                                                               6
2006                                                                               6
2007                                                                               7
2008                                                                              13
2009                                                                               4
2010                                                                               2
2011                                                                              18
2012                                                                               9
2013                                                                               9
2014+                                                                             18

COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 5.6%

2004(a)                                                                           6.1
2005                                                                              7.7
2006                                                                              6.1
2007                                                                              6.2
2008                                                                              5.4
2009                                                                              5.2
2010                                                                              6.1
2011                                                                                5
2012                                                                              5.1
2013                                                                                5
2014+                                                                             5.6

(a)  May include issues callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 6.1% on 8% of the long-term portfolio that is callable in 2004.

     Portfolio structure is subject to change.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JUNE 30, 2004

                              CLASS A SHARES*        CLASS B SHARES **        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (Since 07/28/97)         (Since 07/11/84)         (Since 07/28/97)          (Since 07/28/97)
   SYMBOL                              CLFAX                     CLFBX                    CLFCX                    CLFDX
   1 YEAR                               0.64%(3)                  0.67%(3)                 0.11%(3)                 0.78%(3)
                                       (3.64)(4)                 (4.12)(4)                (0.85)(4)                   --
   5 YEARS                              4.99(3)                   4.87(3)                  4.42(3)                  5.19(3)
                                        4.09(4)                   4.54(4)                  4.42(4)                    --
   10 YEARS                               --                      5.21(3)                    --                       --
                                          --                      5.21(4)                    --                       --
   SINCE INCEPTION                      4.57(3)                   7.11(3)                  4.08(3)                  4.82(3)
                                        3.91(4)                   7.11(4)                  4.08(4)                    --

Past performance is no guarantee of future results and current performance may be lower or higher than the figures shown. For more up-to-date information, including month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 4.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard Poor's Corporation, respectively and with maturities of 2 years or greater. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper California Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper California Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            California Tax-Exempt Municipal Bonds (92.4%)
            General Obligation (14.8%)
            California,
$  5,000      Ser 1990................................................   7.00%   08/01/07   $  5,613,100
   5,000      Ser 1990................................................   7.00    08/01/08      5,738,900
   2,000      Veterans Ser AT.........................................   9.50    02/01/10      2,581,040
  10,000      Refg Ser 2002...........................................   5.25    02/01/11     10,870,900
   2,400      Veterans Ser BH (AMT) (FSA).............................   5.40    12/01/16      2,481,552
   5,000      Various Purpose dtd 04/01/93 (FSA)......................   5.50    04/01/19      5,087,950
   5,000      Various Purpose dtd 04/01/02............................   6.00    04/01/19      5,536,300
  10,000      Various Purpose Ser 1996 (Ambac)........................   5.25    06/01/21     10,298,100
            Los Angeles Community College District,
   5,000      2001 Ser A (MBIA).......................................   5.50    08/01/20      5,360,450
   5,000      2001 Ser A (MBIA).......................................   5.50    08/01/21      5,338,400
            Los Angeles Unified School District,
   5,000      2003 Ser A (FSA)........................................   5.25    07/01/20      5,254,300
  10,000      1997 Ser B (FGIC).......................................   5.00    07/01/23     10,085,100
   6,500    North Orange County Community College District, 2002 Ser A
              (MBIA)..................................................   5.375   08/01/21      6,877,845
   5,000    Placentia - Yorba Linda United School District, 2002 Ser A
              (FGIC)..................................................   5.00    08/01/26      4,989,850
            Puerto Rico,
   8,000      Public Improvement Ser 1999.............................   4.75    07/01/23      7,643,040
   3,000      Public Improvement Ser 1998 (Secondary MBIA)............   4.875   07/01/23      3,017,040
                                                                                            ------------
--------
                                                                                              96,773,867
  91,900
                                                                                            ------------
--------
            Educational Facilities Revenue (1.5%)
   5,000    California Educational Facilities Authority, University of
              San Diego Ser 1998 (Ambac)..............................   5.00    10/01/22      5,066,550
   5,000    University California, Ser 2003 Q (FSA)...................   5.00    09/01/24      5,027,050
                                                                                            ------------
--------
                                                                                              10,093,600
  10,000
                                                                                            ------------
--------
            Electric Revenue (7.9%)
  10,000    California State Department of Water Resources, Power
              Supply Ser 2002 A.......................................   5.375   05/01/21     10,369,300
  25,000    Los Angeles Department of Water & Power, 2001 Ser A
              (FSA)...................................................   5.25    07/01/22     25,820,000
            Southern California Public Power Authority,
   1,750      Transmission Refg Ser 1988 (FGIC).......................   0.00    07/01/06      1,667,855
   3,500      Mead-Adelanto 1994 A (Ambac)............................  8.88++   07/01/15      4,014,080
   2,500      Mead-Phoenix 1994 Ser A (Ambac).........................  8.88++   07/01/15      2,867,200
   2,750      Transmission Refg Ser 2002 A (FSA)......................   5.25    07/01/18      2,916,348

8
                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Puerto Rico Electric Power Authority,
$  2,000      Power Ser II (MBIA).....................................   5.375%  07/01/19   $  2,160,620
   2,000      Power Ser X.............................................   5.50    07/01/25      2,042,360
                                                                                            ------------
--------
                                                                                              51,857,763
  49,500
                                                                                            ------------
--------
            Hospital Revenue (7.4%)
   8,000    Antelope Valley Healthcare District, Refg Ser 1997 A
              (FSA)...................................................   5.20    01/01/20      8,199,760
            California Health Facilities Financing Authority,
   3,000      Scripps Memorial Hospitals Ser 1992 A (MBIA)............   6.375   10/01/22      3,030,420
   2,500      Sutter/CHS Ser 1996 A (MBIA)............................   5.875   08/15/16      2,708,525
   5,000    California Infrastructure & Economic Development Bank,
              Kaiser Assistance Ser 2001 A............................   5.55    08/01/31      5,006,100
   2,000    California Statewide Communities Development Authority,
              Cedars-Sinai Medical Center Ser 1992 COPs...............   6.50    08/01/12      2,214,800
  14,000    Duarte, City of Hope National Medical Center Ser 1999 A
              COPs....................................................   5.25    04/01/19     14,034,300
   7,500    Madera County, Valley Children's Hospital Ser 1995 COPs
              (MBIA)..................................................   6.50    03/15/15      8,868,750
   4,000    Rancho Mirage Joint Powers Financing Authority, Eisenhower
              Medical Center Ser 1997 A COPs (MBIA)...................   5.25    07/01/17      4,215,160
                                                                                            ------------
--------
                                                                                              48,277,815
  46,000
                                                                                            ------------
--------
            Industrial Development/Pollution Control Revenue (2.4%)
            California Pollution Control Financing Authority,
   5,000      San Diego Gas & Electric Co 1996 Ser A..................   5.90    06/01/14      5,236,350
  10,000      Southern California Edison Co 1992 Ser B (AMT)..........   6.40    12/01/24     10,094,000
                                                                                            ------------
--------
                                                                                              15,330,350
  15,000
                                                                                            ------------
--------
            Mortgage Revenue - Multi-Family (0.3%)
   2,000    California Housing Finance Agency, Rental II 1992 Ser B...   6.70    08/01/15      2,002,200
                                                                                            ------------
--------
            Mortgage Revenue - Single Family (0.4%)
   1,435    California Housing Finance Agency, 1995 Ser B-2 (AMT).....   6.30    08/01/24      1,480,160
            California Rural Home Financing Authority,
     570      Home 1997 Ser D-CL 5 (AMT)..............................   6.70    05/01/29        581,850
     490      1997 Ser A-2 (AMT)......................................   7.00    09/01/29        493,175
     270      Home 1998 Ser A (AMT)...................................   6.35    12/01/29        276,037
                                                                                            ------------
--------
                                                                                               2,831,222
   2,765
                                                                                            ------------
--------
            Public Facilities Revenue (5.1%)
   4,000    Anaheim Public Financing Authority, 1997 Ser C (FSA)......   6.00    09/01/16      4,614,160
            California Public Works Board,
  10,000      Department of Corrections 2004 Ser E (XLCA).............   5.00    06/01/18     10,367,800
  10,000      Department of Corrections Refg 1993 Ser A (Ambac).......   5.00    12/01/19     10,406,400

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  4,000    Sacramento City Financing Authority, 2002 Ser A (FSA).....   5.25%   12/01/17   $  4,267,960
   5,000    Puerto Rico Public Buildings Authority, 2002 Ser D
              (Ambac).................................................   0.00#   07/01/31      3,374,450
                                                                                            ------------
--------
                                                                                              33,030,770
  33,000
                                                                                            ------------
--------
            Recreational Facilities Revenue (0.6%)
   2,000    California State University, Fresno Event Center Sr Ser
              2002....................................................   6.00    07/01/26      2,021,720
   2,000    San Diego County, San Diego Natural History Museum COPs...   5.70    02/01/28      1,690,200
                                                                                            ------------
--------
                                                                                               3,711,920
   4,000
                                                                                            ------------
--------
            Tax Allocation Revenue (5.9%)
   1,500    Fontana Public Finance Authority, Ser 2003 A (Ambac)......   5.375   09/01/25      1,547,190
            Long Beach Bond Finance Authority,
   3,205      Downtown North Long Beach 2002 Ser A (Ambac)............   5.375   08/01/19      3,392,076
   2,380      Downtown North Long Beach 2002 Ser A (Ambac)............   5.375   08/01/20      2,509,043
  20,000    Long Beach Financing Authority, Ser 1992 (Ambac)..........   6.00    11/01/17     23,080,600
   8,000    San Jose Redevelopment Agency, Ser 1999 (Ambac)...........   4.75    08/01/23      7,789,120
                                                                                            ------------
--------
                                                                                              38,318,029
  35,085
                                                                                            ------------
--------
            Transportation Facilities Revenue (17.4%)
  10,000    Alameda Corridor Transportation Authority, Sr Lien Ser
              1999 A (MBIA)...........................................   5.25    10/01/21     10,377,800
   4,000    Bay Area Toll Authority, San Francisco Bay Area Toll
              Bridge 2001 Ser D.......................................   5.00    04/01/18      4,145,480
   3,000    California Infrastructure and Economic Development Bank,
              Bay Area Toll Bridges Seismic Retrofit First Lien Ser
              2003 A (FSA)............................................   5.25    07/01/21      3,134,550
            Foothill/Eastern Transportation Corridor Agency,
   5,000      Toll Road Ser 1999 (MBIA)...............................   5.125   01/15/19      5,182,000
  14,000      Toll Road Ser 1999......................................  0.00##   01/15/23     10,552,220
            Long Beach,
   5,000      Harbor Refg Ser 1998 A (AMT) (FGIC).....................   6.00    05/15/17      5,599,100
   3,000      Harbor Refg Ser 1998 A (AMT) (FGIC).....................   6.00    05/15/19      3,364,110
  10,000      Harbor Ser 1995 (AMT) (MBIA)............................   5.25    05/15/25     10,016,500
   5,000    Orange County, Airport Refg Ser 1997 (AMT) (MBIA).........   5.50    07/01/11      5,352,450
            Port of Oakland,
   5,200      Ser 2002 M (FGIC).......................................   5.25    11/01/19      5,487,872
   2,000      Ser 2002 M (FGIC).......................................   5.25    11/01/20      2,086,940
   5,000    San Diego County Regional Transportation Commission, Sales
              Tax 1994 Ser A (FGIC)...................................   4.75    04/01/08      5,356,800
   5,000    San Francisco Airports Commission, San Francisco Int'l
              Airport Second Ser Refg Issue 27B (FGIC)................   5.125   05/01/26      5,013,950
            San Francisco Bay Area Rapid Transit District,
     795      Sales Tax Ser 1995 (FGIC)...............................   5.50    07/01/15        826,514
   9,500      Sales Tax Ser 1998 (Ambac)..............................   4.75    07/01/23      9,319,310

10
                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            San Joaquin Hills Transportation Corridor Agency,
$  6,000      Toll Road Refg Ser 1997 A (MBIA)........................   0.00%   01/15/15   $  3,652,260
  10,000      Toll Road Senior Lien Ser 1993..........................   5.00    01/01/33      8,585,500
  10,000    San Jose, Airport Ser 2001 A (FGIC).......................   5.00    03/01/25      9,990,400
   6,000    Puerto Rico Highway & Transportation Authority, Ser 1998
              A.......................................................   4.75    07/01/38      5,508,900
                                                                                            ------------
--------
                                                                                             113,552,656
 118,495
                                                                                            ------------
--------
            Water & Sewer Revenue (18.0%)
  20,000    California Department of Water Resources, Central Valley
              Ser Y (FGIC)............................................   5.00    12/01/25     20,063,400
   4,000    Corona Public Financing Authority, Water Ser 1998
              (FGIC)..................................................   4.75    09/01/23      3,913,520
  10,000    East Bay Municipal Utility District, Water Ser 2001
              (MBIA)..................................................   5.00    06/01/26      9,979,800
   8,000    Eastern Municipal Water District, Water & Sewer Refg Ser
              1998 A COPs (FGIC)......................................   4.75    07/01/23      7,770,800
  20,000    Los Angeles, Wastewater Refg Ser 2003 B (FSA).............   5.00    06/01/22     20,337,399
   5,000    Los Angeles Department of Water & Power, Water 2001 Ser
              A.......................................................   5.125   07/01/41      4,931,400
   3,195    Metropolitan Water District of Southern California, 2004
              Ser A...................................................   5.00    07/01/26      3,171,836
  10,000    Sacramento Financing Authority, Water & Capital Impr 2001
              Ser A (Ambac)...........................................   5.00    12/01/26      9,979,500
  10,000    San Diego Public Facilities Authority, Sewer Ser 1993 A...   5.25    05/15/20     10,053,300
            San Francisco Public Utilities Commission,
   5,650      Water 2002 Ser A (MBIA).................................   5.00    11/01/20      5,786,956
  10,000      Water 1996 Ser A........................................   5.00    11/01/21     10,059,300
   6,000    Santa Margarita/Dana Point Authority, Ser 2004 A
              (Ambac).................................................   5.00    08/01/20      6,160,020
   5,000    West Basin Municipal Water District, Refg Ser 2003 A COPs
              (MBIA)..................................................   5.00    08/01/30      4,910,400
                                                                                            ------------
--------
                                                                                             117,117,631
 116,845
                                                                                            ------------
--------
            Other Revenue (1.6%)
  10,000    California, Economic Recovery Ser 2004 A..................   5.00    07/01/16     10,416,300
                                                                                            ------------
--------
            Refunded (9.1%)
            Foothill/Eastern Transportation Corridor Agency,
  15,000      Toll Road Sr Lien Ser 1995 A............................   6.00    01/01/07+    16,313,700
   4,000      Toll Road Sr Lien Ser 1995 A............................  0.00###  01/01/10+     4,675,480
            Los Angeles Convention & Exhibition Center Authority,
  10,000      Ser 1985 COPs...........................................   9.00    12/01/05+    10,998,100
  14,000      Ser 1985 COPs...........................................   9.00    12/01/05+    15,397,340
   6,000    San Diego County Water Authority, Ser 1991 B COPs
              (MBIA)..................................................  11.22++  04/27/06+     7,101,900
   5,250    Southern California Public Power Authority, Transmission
              Refg Ser 1988 A (FGIC) (ETM)............................   0.00    07/01/06      5,018,423
                                                                                            ------------
--------
                                                                                              59,504,943
  54,250
                                                                                            ------------
--------
 588,840    Total California Tax-Exempt Municipal Bonds (Cost $575,621,071)..............    602,819,066
                                                                                            ------------
--------

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Short-Term California Tax-Exempt Municipal Obligations (6.0%)
$  8,500    California Department of Water Resources, Power Supply Ser
              B (Demand 07/01/04).....................................   1.08*%  05/01/22   $  8,500,000
   2,500    California Health Facilities Financing Authority,
              Adventist Health System/West 1998 Ser B (MBIA) (Demand
              07/01/04)...............................................   1.08*   09/01/15      2,500,000
   8,000    Castaic Lake Water Agency, Refg Ser 1994 A COPs (MBIA)
              (Called for Redemption 08/01/04)........................   6.00    08/01/18      8,191,840
   9,500    Newport Beach, Hoag Memorial/Presbyterian Hospital Ser
              1992 (Demand 07/01/04)..................................   1.04*   10/01/22      9,500,000
  10,575    Pleasanton Joint Powers Financing Authority, Reassessment
              1993 Ser A..............................................   6.15    09/02/04+    10,763,764
                                                                                            ------------
--------
  39,075    Total Short-Term California Tax-Exempt Municipal Obligations (Cost
            $38,813,344).................................................................     39,455,604
                                                                                            ------------
--------

$627,915    Total Investments (Cost $614,434,415) (a)............................    98.4%     642,274,670
========
            Other Assets in Excess of Liabilities................................     1.6       10,107,932
                                                                                    -----     ------------
            Net Assets...........................................................   100.0%    $652,382,602
                                                                                    =====     ============

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
    *       Current coupon of variable rate demand obligation.
    #       Currently a zero coupon security; will convert to 5.45% on
            07/01/12.
    ##      Currently a zero coupon security; will convert to 5.85% on
            07/15/09.
   ###      Currently a zero coupon security; will convert to 7.15% on
            01/01/05.
    +       Prerefunded to call date shown.
    ++      Current coupon rate for inverse floating rate municipal
            obligations. This rate resets periodically as the auction
            rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of
            $13,983,180 which represents 2.1% of net assets.
   (a)      The aggregate cost for federal income tax purposes is
            $614,021,565. The aggregate gross unrealized appreciation is
            $30,325,959 and the aggregate gross unrealized depreciation is $2,072,854, resulting in net unrealized appreciation of
            $28,253,105.

Bond Insurance:
---------------
  Ambac     Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.
   XLCA     XL Capital Assurance Inc.

12
                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2004 (unaudited)

Assets:
Investments in securities, at value
  (cost $614,434,415).......................................  $642,274,670
Cash........................................................       205,476
Receivable for:
    Interest................................................     9,039,417
    Investments sold........................................     1,888,043
    Shares of beneficial interest sold......................       143,416
Prepaid expenses and other assets...........................        60,514
                                                              ------------
    Total Assets............................................   653,611,536
                                                              ------------
Liabilities:
Payable for:
    Distribution fee........................................       393,490
    Investment management fee...............................       320,349
    Shares of beneficial interest redeemed..................       254,569
    Dividends and distributions to shareholders.............       158,088
Accrued expenses and other payables.........................       102,438
                                                              ------------
    Total Liabilities.......................................     1,228,934
                                                              ------------
    Net Assets..............................................  $652,382,602
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $619,922,026
Net unrealized appreciation.................................    27,840,255
Accumulated undistributed net investment income.............       743,452
Accumulated undistributed net realized gain.................     3,876,869
                                                              ------------
    Net Assets..............................................  $652,382,602
                                                              ============
Class A Shares:
Net Assets..................................................   $16,151,821
Shares Outstanding (unlimited authorized, $.01 par value)...     1,322,439
    Net Asset Value Per Share...............................        $12.21
                                                              ============
    Maximum Offering Price Per Share,
      (net asset value plus 4.44% of net asset value).......        $12.75
                                                              ============
Class B Shares:
Net Assets..................................................  $549,144,553
Shares Outstanding (unlimited authorized, $.01 par value)...    44,701,968
    Net Asset Value Per Share...............................        $12.28
                                                              ============
Class C Shares:
Net Assets..................................................   $27,254,331
Shares Outstanding (unlimited authorized, $.01 par value)...     2,219,635
    Net Asset Value Per Share...............................        $12.28
                                                              ============
Class D Shares:
Net Assets..................................................   $59,831,897
Shares Outstanding (unlimited authorized, $.01 par value)...     4,886,920
    Net Asset Value Per Share...............................        $12.24
                                                              ============

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended June 30, 2004 (unaudited)

Net Investment Income:
Interest Income.............................................  $ 17,730,658
                                                              ------------
Expenses
Distribution fee (Class A shares)...........................        13,234
Distribution fee (Class B shares)...........................     1,880,436
Distribution fee (Class C shares)...........................       101,728
Investment management fee...................................     1,859,955
Transfer agent fees and expenses............................       104,435
Shareholder reports and notices.............................        34,342
Professional fees...........................................        31,044
Custodian fees..............................................        14,844
Trustees' fees and expenses.................................         8,636
Other.......................................................        21,016
                                                              ------------
    Total Expenses..........................................     4,069,670

Less: expense offset........................................       (14,578)

Less: distribution fee rebate (Class B shares)..............    (1,379,167)
                                                              ------------
    Net Expenses............................................     2,675,925
                                                              ------------
    Net Investment Income...................................    15,054,733
                                                              ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain...........................................     4,377,654
Net change in unrealized appreciation.......................   (24,664,700)
                                                              ------------
    Net Loss................................................   (20,287,046)
                                                              ------------
Net Decrease................................................  $ (5,232,313)
                                                              ============

14
                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                               FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED          ENDED
                                                              JUNE 30, 2004   DECEMBER 31, 2003
                                                              -------------   -----------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $ 15,054,733      $ 32,313,322
Net realized gain...........................................     4,377,654         4,612,431
Net change in unrealized appreciation.......................   (24,664,700)       (6,374,894)
                                                              ------------      ------------
    Net Increase (Decrease).................................    (5,232,313)       30,550,859
                                                              ------------      ------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................      (382,536)         (732,776)
    Class B shares..........................................   (12,409,460)      (27,255,860)
    Class C shares..........................................      (516,416)       (1,010,881)
    Class D shares..........................................    (1,448,062)       (3,233,583)
Net realized gain
    Class A shares..........................................        (1,982)         (118,724)
    Class B shares..........................................       (67,006)       (4,075,235)
    Class C shares..........................................        (3,325)         (179,557)
    Class D shares..........................................        (7,323)         (450,944)
                                                              ------------      ------------
    Total Dividends and Distributions.......................   (14,836,110)      (37,057,560)
                                                              ------------      ------------

Net decrease from transactions in shares of beneficial
  interest..................................................   (37,286,920)      (87,733,702)
                                                              ------------      ------------
    Net Decrease............................................   (57,355,343)      (94,240,403)
Net Assets:
Beginning of period.........................................   709,737,945       803,978,348
                                                              ------------      ------------
End of Period
(Including accumulated undistributed net investment income
of $743,452 and $445,193, respectively).....................  $652,382,602      $709,737,945
                                                              ============      ============

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley California Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal and California income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on April 9, 1984 and commenced operations on July 11, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED) continued

by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager") the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding $500 million; 0.525% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.50% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion;

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED) continued

0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.45% to the portion of daily net assets in excess of $1.25 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of June 30, 2004.

For the period January 1, 2004 through April 30, 2004, the Distributor rebated a portion of the distribution fees paid by the Fund on Class B shares in the amount of $1,379,167.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.15% and 0.75%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED) continued

Class C shares of $184,602 and $1,212, respectively and received $28,811 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2004 aggregated $47,928,620 and $107,201,042, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2004, the Fund had transfer agent fees and expenses payable of approximately $4,200.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended June 30, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,691. At June 30, 2004, the Fund had an accrued pension liability of $59,663 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED) continued

6. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of December 31, 2003, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and book amortization of discounts on debt securities.

8. Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED) continued

recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

9. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                          FOR THE SIX                     FOR THE YEAR
                                                         MONTHS ENDED                        ENDED
                                                         JUNE 30, 2004                 DECEMBER 31, 2003
                                                   -------------------------       --------------------------
                                                          (unaudited)
                                                     SHARES        AMOUNT            SHARES        AMOUNT
                                                   ----------   ------------       ----------   -------------
CLASS A SHARES
Sold.............................................     219,395   $  2,788,396          798,027   $  10,035,431
Reinvestment of dividends and distributions......      10,897        135,052           24,442         307,515
Redeemed.........................................    (293,113)    (3,614,978)      (1,076,242)    (13,544,718)
                                                   ----------   ------------       ----------   -------------
Net decrease - Class A...........................     (62,821)      (691,530)        (253,773)     (3,201,772)
                                                   ----------   ------------       ----------   -------------
CLASS B SHARES
Sold.............................................     627,490      7,901,575        2,241,508      28,434,334
Reinvestment of dividends and distributions......     493,443      6,160,921        1,276,233      16,142,176
Redeemed.........................................  (3,835,687)   (47,892,765)      (9,610,206)   (121,340,302)
                                                   ----------   ------------       ----------   -------------
Net decrease - Class B...........................  (2,714,754)   (33,830,269)      (6,092,465)    (76,763,792)
                                                   ----------   ------------       ----------   -------------
CLASS C SHARES
Sold.............................................     268,797      3,401,158          871,904      11,075,117
Reinvestment of dividends and distributions......      26,075        325,358           59,793         756,188
Redeemed.........................................    (165,232)    (2,071,718)        (868,360)    (10,970,699)
                                                   ----------   ------------       ----------   -------------
Net increase - Class C...........................     129,640      1,654,798           63,337         860,606
                                                   ----------   ------------       ----------   -------------
CLASS D SHARES
Sold.............................................     182,797      2,294,475          885,580      11,217,139
Reinvestment of dividends and distributions......      58,854        733,011          151,366       1,909,249
Redeemed.........................................    (599,714)    (7,447,405)      (1,718,245)    (21,755,132)
                                                   ----------   ------------       ----------   -------------
Net decrease - Class D...........................    (358,063)    (4,419,919)        (681,299)     (8,628,744)
                                                   ----------   ------------       ----------   -------------
Net decrease in Fund.............................  (3,005,998)  $(37,286,920)      (6,964,200)  $ (87,733,702)
                                                   ==========   ============       ==========   =============

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                       FOR THE SIX                             FOR THE YEAR ENDED DECEMBER 31,
                                      MONTHS ENDED           --------------------------------------------------------------------
                                      JUNE 30, 2004            2003           2002           2001           2000           1999
                                      -------------          --------       --------       --------       --------       --------
                                       (unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of
 period.............................      $12.58              $12.68         $12.34         $12.49         $11.67         $12.75
                                          ------              ------         ------         ------         ------         ------
Income (loss) from investment
 operations:
    Net investment income...........        0.28                0.55           0.57           0.57           0.58           0.58
    Net realized and unrealized gain
    (loss)..........................       (0.38)              (0.01)          0.44          (0.10)          0.82          (1.06)
                                          ------              ------         ------         ------         ------         ------
Total income (loss) from investment
 operations.........................       (0.10)               0.54           1.01           0.47           1.40          (0.48)
                                          ------              ------         ------         ------         ------         ------
Less dividends and distributions
 from:
    Net investment income...........       (0.27)              (0.55)         (0.57)         (0.58)         (0.58)         (0.58)
    Net realized gain...............        0.00++             (0.09)         (0.10)         (0.04)         --             (0.02)
                                          ------              ------         ------         ------         ------         ------
Total dividends and distributions...       (0.27)              (0.64)         (0.67)         (0.62)         (0.58)         (0.60)
                                          ------              ------         ------         ------         ------         ------
Net asset value, end of period......      $12.21              $12.58         $12.68         $12.34         $12.49         $11.67
                                          ======              ======         ======         ======         ======         ======
Total Return+.......................       (0.80)%(1)           4.31%          8.37%          3.90%         12.17%         (3.91)%
Ratios to Average Net Assets(3):
Expenses (before expense offset)....        0.76 %(2)           0.78%          0.80%          0.80%          0.83%          0.78%(4)
Net investment income...............        4.42 %(2)           4.34%          4.53%          4.62%          4.80%          4.70%
Supplemental Data:
Net assets, end of period, in
 thousands..........................     $16,152             $17,422        $20,775        $17,147        $12,336         $6,253
Portfolio turnover rate.............           7 %(1)             11%            12%            13%             4%             5%

---------------------

     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    ++   Distribution of $0.002 per share.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall fund ratios for investment income and non-class specific expenses.
    (4)  Does not reflect the effect of expense offset of 0.01%.

22
                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                      FOR THE SIX                              FOR THE YEAR ENDED DECEMBER 31,
                                     MONTHS ENDED           ---------------------------------------------------------------------
                                     JUNE 30, 2004            2003           2002           2001           2000           1999
                                     -------------          ---------      ---------      ---------      ---------      ---------
                                      (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of
 period............................      $12.65               $12.75         $12.42         $12.57         $11.73         $12.81
                                         ------               ------         ------         ------         ------         ------
Income (loss) from investment
 operations:
    Net investment income..........        0.27                 0.55           0.56           0.55           0.57           0.57
    Net realized and unrealized
    gain (loss)....................       (0.37)               (0.02)          0.42          (0.11)          0.84          (1.06)
                                         ------               ------         ------         ------         ------         ------
Total income (loss) from investment
 operations........................       (0.10)                0.53           0.98           0.44           1.41          (0.49)
                                         ------               ------         ------         ------         ------         ------
Less dividends and distributions
 from:
    Net investment income..........       (0.27)               (0.54)         (0.55)         (0.55)         (0.57)         (0.57)
    Net realized gain..............        0.00++              (0.09)         (0.10)         (0.04)         --             (0.02)
                                         ------               ------         ------         ------         ------         ------
Total dividends and
 distributions.....................       (0.27)               (0.63)         (0.65)         (0.59)         (0.57)         (0.59)
                                         ------               ------         ------         ------         ------         ------
Net asset value, end of period.....      $12.28               $12.65         $12.75         $12.42         $12.57         $11.73
                                         ======               ======         ======         ======         ======         ======
Total Return+......................       (0.83)%(1)            4.27%          8.13%          3.56%         12.29%         (3.99)%
Ratios to Average Net Assets(3)(5):
Expenses (before expense offset)...        0.78 %(2)            0.83%          0.93%          1.04%          0.93%          0.91%(4)
Net investment income..............        4.40 %(2)            4.29%          4.40%          4.38%          4.70%          4.57%
Supplemental Data:
Net assets, end of period, in
 thousands.........................    $549,145             $599,737       $682,046       $696,481       $732,668       $761,548
Portfolio turnover rate............           7 %(1)              11%            12%            13%             4%             5%

---------------------

     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    ++   Distribution of $0.002 per share.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall fund ratios for investment income and non-class specific expenses.
    (4)  Does not reflect the effect of expense offset of 0.01%.
    (5)  If the Fund had borne all of its expenses that were reimbursed by the Distributor, the annualized expense and net investment income ratios would have been as follows:



                                   EXPENSE         NET INVESTMENT
           PERIOD ENDED            RATIO           INCOME RATIO
         -----------------          ----                ----
         June 30, 2004              1.26%               3.92%
         December 31, 2003          1.35                3.77
         December 31, 2002          1.35                3.98
         December 31, 2001          1.34                4.06
         December 31, 2000          1.34                4.29
         December 31, 1999          1.34                4.14

                                                                              23
                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                       FOR THE SIX                             FOR THE YEAR ENDED DECEMBER 31,
                                      MONTHS ENDED           --------------------------------------------------------------------
                                      JUNE 30, 2004            2003           2002           2001           2000           1999
                                      -------------          --------       --------       --------       --------       --------
                                       (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of
 period.............................      $12.65              $12.74         $12.42         $12.57         $11.73        $ 12.81
                                          ------              ------         ------         ------         ------        -------
Income (loss) from investment
 operations:
    Net investment income...........        0.24                0.48           0.50           0.51           0.52           0.51
    Net realized and unrealized gain
    (loss)..........................       (0.37)               0.00           0.42          (0.11)          0.84          (1.06)
                                          ------              ------         ------         ------         ------        -------
Total income (loss) from investment
 operations.........................       (0.13)               0.48           0.92           0.40           1.36          (0.55)
                                          ------              ------         ------         ------         ------        -------
Less dividends and distributions
 from:
    Net investment income...........       (0.24)              (0.48)         (0.50)         (0.51)         (0.52)         (0.51)
    Net realized gain...............        0.00++             (0.09)         (0.10)         (0.04)         --             (0.02)
                                          ------              ------         ------         ------         ------        -------
Total dividends and distributions...       (0.24)              (0.57)         (0.60)         (0.55)         (0.52)         (0.53)
                                          ------              ------         ------         ------         ------        -------
Net asset value, end of period......      $12.28              $12.65         $12.74         $12.42         $12.57        $ 11.73
                                          ======              ======         ======         ======         ======        =======
Total Return+.......................       (1.07)%(1)           3.80%          7.59%          3.33%         11.74%         (4.41)%
Ratios to Average Net Assets(3):
Expenses (before expense offset)....        1.36 %(2)           1.35%          1.35%          1.34%          1.34%          1.34%(4)
Net investment income...............        3.82 %(2)           3.77%          3.98%          4.09%          4.29%          4.14%
Supplemental Data:
Net assets, end of period, in
 thousands..........................     $27,254             $26,435        $25,825        $16,745        $14,534        $13,099
Portfolio turnover rate.............           7 %(1)             11%            12%            13%             4%             5%

---------------------

     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    ++   Distribution of $0.002 per share.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall fund ratios for investment income and non-class specific expenses.
    (4)  Does not reflect the effect of expense offset of 0.01%.

24
                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                       FOR THE SIX                             FOR THE YEAR ENDED DECEMBER 31,
                                      MONTHS ENDED           --------------------------------------------------------------------
                                      JUNE 30, 2004            2003           2002           2001           2000           1999
                                      -------------          --------       --------       --------       --------       --------
                                       (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of
 period.............................      $12.61              $12.71         $12.39         $12.53         $11.71         $12.78
                                          ------              ------         ------         ------         ------         ------
Income (loss) from investment
 operations:
    Net investment income...........        0.29                0.57           0.60           0.60           0.61           0.60
    Net realized and unrealized gain
    (loss)..........................       (0.38)              (0.01)          0.41          (0.10)          0.82          (1.05)
                                          ------              ------         ------         ------         ------         ------
Total income (loss) from investment
 operations.........................       (0.09)               0.56           1.01           0.50           1.43          (0.45)
                                          ------              ------         ------         ------         ------         ------
Less dividends and distributions
 from:
    Net investment income...........       (0.28)              (0.57)         (0.59)         (0.60)         (0.61)         (0.60)
    Net realized gain...............        0.00++             (0.09)         (0.10)         (0.04)         --             (0.02)
                                          ------              ------         ------         ------         ------         ------
Total dividends and distributions...       (0.28)              (0.66)         (0.69)         (0.64)         (0.61)         (0.62)
                                          ------              ------         ------         ------         ------         ------
Net asset value, end of period......      $12.24              $12.61         $12.71         $12.39         $12.53         $11.71
                                          ======              ======         ======         ======         ======         ======
Total Return+.......................       (0.71)%(1)           4.50%          8.41%          4.12%         12.50%         (3.63)%
Ratios to Average Net Assets(3):
Expenses (before expense offset)....        0.61 %(2)           0.60%          0.60%          0.59%          0.59%          0.59%(4)
Net investment income...............        4.57 %(2)           4.52%          4.73%          4.84%          5.04%          4.89%
Supplemental Data:
Net assets, end of period, in
 thousands..........................     $59,832             $66,143        $75,332        $83,638        $95,132         $1,021
Portfolio turnover rate.............           7 %(1)             11%            12%            13%             4%             5%

---------------------

     +   Calculated based on the net asset value as of the last
         business day of the period.
    ++   Distribution of $0.002 per share.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall fund ratios for investment income and non-class specific expenses.
    (4)  Does not reflect the effect of expense offset of 0.01%.

                                                                              25
                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
California Tax-Free
Income Fund

Semiannual Report
June 30, 2004

[MORGAN STANLEY LOGO]

                                                     37900RPT-RA04-00481P-Y06/04

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Income Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 19, 2004

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 19, 2004

                                       3